SCHEDULE OF UNRECOGNIZED TAX BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at beginning of period	$ 51,002	$ 33,336	$ 24,974
Additions from tax positions adjusted in purchase accounting
Additions from tax positions related to the current period	16,953	26,916	10,825
Additions from tax positions related to prior periods		311	27
Reductions from tax positions related to earlier periods	(5,485)	(8,512)	(762)
Reductions on account of statute expiry
Settlement of tax positions	(1,355)	(1,049)	(1,728)
Balance at end of period	$ 61,115	$ 51,002	$ 33,336